Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Schedule of Detailed Information About Borrowings

	Currency	Maturity dates	Interest rates	2020 £m	2019 £m

Eurobonds	Euro	2021 to 2045	0.9% to 4.9%	8,875	7,591

	Euro	2021	3m EURIBOR +50bps	984	931

	UK sterling	2021 to 2055	1.8% to 7.3%	4,590	4,161

	Swiss franc	2021 to 2026	0.6% to 1.4%	540	510

Bonds issued pursuant to Rules under the US Securities Act (as amended)	US dollar	2022 to 2050	1.7% to 8.1%	25,461	23,805

	US dollar	2022	USD 3m LIBOR + 88bps	548	1,325

Bonds and notes				40,998	38,323

Commercial paper				–	1,056

Other loans				1,929	4,624

Bank loans				317	293

Bank overdrafts				249	491

Lease liabilities				475	579

				43,968	45,366

Schedule of Detailed Information About Repayment of Borrowings

Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2020 £m	2019 £m	2020 £m	2019 £m

Within one year	4,041	7,562	4,901	8,926

Between one and two years	4,049	2,947	5,355	4,181

Between two and three years	2,587	6,992	3,829	8,215

Between three and four years	3,854	2,505	5,095	3,529

Between four and five years	4,108	3,173	5,025	3,871

Beyond five years	25,329	22,187	35,848	32,176

	43,968	45,366	60,053	60,898

Schedule of Analysis of Borrowings by Currency

Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m

31 December 2020

Total borrowings	32,000	2,700	452	8,221	595	43,968

Effect of derivative financial instruments

– cross-currency swaps	3,795	–	(450)	(3,536)	(265)	(456)

– forward foreign currency contracts	593	(460)	–	(520)	394	7

	36,388	2,240	2	4,165	724	43,519

31 December 2019

Total borrowings	32,536	2,772	451	8,919	688	45,366

Effect of derivative financial instruments

– cross-currency swaps	3,946	–	(450)	(3,432)	(249)	(185)

– forward foreign currency contracts	(610)	(213)	–	440	372	(11)

	35,872	2,559	1	5,927	811	45,170

Schedule of Analysis of Borrowings by Interest Rate Changes

The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2020

Total borrowings	6,519	1,568	2,594	3,855	4,108	25,324	43,968

Effect of derivative financial instruments

– interest rate swaps	219	(219)	–	–	–	–	–

– cross-currency swaps	454	–	(744)	–	(23)	(143)	(456)

	7,192	1,349	1,850	3,855	4,085	25,181	43,512

31 December 2019

Total borrowings	11,145	1,888	4,432	2,451	3,161	22,289	45,366

Effect of derivative financial instruments

– interest rate swaps	1,794	(508)	(226)	–	–	(1,060)	–

– cross-currency swaps	1,335	(758)	–	(649)	–	(115)	(187)

	14,274	622	4,206	1,802	3,161	21,114	45,179

Disclosure of Detailed Information About Repayment of Lease Liabilities

Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2020 £m	2019 £m	2020 £m	2019 £m

Within one year	137	154	156	178

Between one and two years	98	120	114	138

Between two and three years	71	92	80	100

Between three and four years	47	64	55	72

Between four and five years	35	43	41	51

Beyond five years	87	106	104	135

	475	579	550	674

Schedule of Analysis of Net Debt

The Group defines net debt as follows:

	2020 £m	2019 £m

Borrowings (excluding lease liabilities)*	43,493	44,787

Lease liabilities	475	579

Derivatives in respect of net debt (note 15)	(346)	(143)

Cash and cash equivalents (note 17)	(3,139)	(2,526)

Current investments held at fair value (note 14)	(242)	(123)

	40,241	42,574

*	Borrowings as at 31 December 2020 include £790 million (2019: £848 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.

Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement

The movements in net debt are presented below along with a reconciliation to the financing activities in the Group Cash Flow Statement:

						2020 £m

	Opening balance	Subsidiaries acquired	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings (excluding lease liabilities)	44,787	–	(1,049)	(195)	(50)	43,493

Lease liabilities	579	1	(164)	(24)	83	475

Derivatives in respect of net debt (note 15)	(143)	–	(240)	(134)	171	(346)

Cash and cash equivalents (note 17)	(2,526)	(96)	(768)	264	(13)	(3,139)

Current investments held at fair value (note 14)	(123)	–	(119)	20	(20)	(242)

	42,574	(95)	(2,340)	(69)	171	40,241

							2019 £m

	Opening balance	Accounting policy change (IFRS 16) (note 30)	Subsidiaries acquired	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings (excluding lease liabilities)	47,495	–	–	(1,176)	(1,536)	4	44,787

Lease liabilities	14	607	3	(154)	(30)	139	579

Derivatives in respect of net debt (note 15)	(378)	–	–	(391)	598	28	(143)

Cash and cash equivalents (note 17)	(2,602)	–	–	17	57	2	(2,526)

Current investments held at fair value (note 14)	(178)	–	–	95	38	(78)	(123)

	44,351	607	3	(1,609)	(873)	95	42,574

‘Fair value, accrued interest and other’ movements in lease liabilities in 2020 mainly comprise additions of £85 million (2019: £135 million) (net of reassessments, modifications and terminations), see note 9(a). The £20 million movement (2019: £78 million increase) in current investments held at fair value represents the fair value gains for these investments.

	2020 £m	2019 £m

Cash flows per net debt statement	(2,340)	(1,609)

Non-financing cash flows included in net debt	1,129	(329)

Interest paid	(1,737)	(1,601)

Interest element of lease liabilities	(26)	(32)

Remaining cash flows relating to derivative financial instruments	(43)	(173)

Purchases of own shares held in employee share ownership trusts	(18)	(117)

Dividends paid to owners of the parent	(4,745)	(4,598)

Capital injection from non-controlling interests	17	20

Dividends paid to non-controlling interests	(136)	(157)

Other	2	3

Net cash used in financing activities per cash flow statement	(7,897)	(8,593)